Deferred Investment Consideration Payable	12 Months Ended
Mar. 31, 2025
Deferred Investment Consideration Payable [Abstract]
Deferred investment consideration payable

Note 16 — Deferred investment consideration payable

	March 31,	March 31,
	2025	2024

Deferred investment consideration payable	$7,500,000	$-

The balance of contingent investment consideration payable relates to the Company’s investment in Nekcom of $7,500,000 in share consideration, for which the corresponding ordinary shares have been issued and placed in escrow. These shares will not be released until the Full Recoupment Date (see Note 5). As the Company expects the Full Recoupment Date to occur more than twelve months after March 31, 2025, the investment payable related to the $7,500,000 share consideration has been classified as non-current.